January 29, 2024

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Funds Group Trust (the “Trust”)
File Nos: 033-70958 and 811-08104

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated January 26, 2024, do not differ from those contained in Post-Effective Amendment No. 136 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 25, 2024 (SEC Accession No. 0001193125-24-015108) and became effective on January 26, 2024.

Please contact the undersigned at (513) 629-1648 or Mike Davalla of K&L Gates LLP at (617) 951-9083 if you have any questions.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Counsel